Annual Total Returns - Fidelity Investment Grade Bond Fund [BarChart] - 08.31 Fidelity Investment Grade Bond Fund Retail PRO-06 - Fidelity Investment Grade Bond Fund - Fidelity Investment Grade Bond Fund
Oct. 30, 2021
Bar Chart Table:
Annual Return 2011	7.91%
Annual Return 2012	6.23%
Annual Return 2013	(1.74%)
Annual Return 2014	5.81%
Annual Return 2015	(1.57%)
Annual Return 2016	5.33%
Annual Return 2017	3.91%
Annual Return 2018	(0.36%)
Annual Return 2019	9.81%
Annual Return 2020	9.90%